PREPAID EXPENSES AND OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expenses And Accounts Receivable [Abstract]
Prepaid expenses		$ 34	$ 50
Other accounts receivable		8	36
Prepaid expenses and other accounts receivable	$ 47	$ 42	$ 86